Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000134182 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134182 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134182 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000134182 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000134182 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134182 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134182 | 37960A735 | Global X Blockchain ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134182 | 74347Y755 | ProShares Ultra VIX Short-Term Futures ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134182 | 91917A207 | Valkyrie Bitcoin Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000134182 | 032108607 | Amplify Transformational Data Sharing ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134182 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134182 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000134182 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000145676 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000145676 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000145676 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145676 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145676 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145676 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145676 | 37960A735 | Global X Blockchain ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145676 | 74347Y755 | ProShares Ultra VIX Short-Term Futures ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145676 | 91917A207 | Valkyrie Bitcoin Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145676 | 032108607 | Amplify Transformational Data Sharing ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000145676 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000145676 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000134183 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134183 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134183 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000134183 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000134183 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134183 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134183 | 37960A735 | Global X Blockchain ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134183 | 74347Y755 | ProShares Ultra VIX Short-Term Futures ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134183 | 91917A207 | Valkyrie Bitcoin Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000134183 | 032108607 | Amplify Transformational Data Sharing ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134183 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134183 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000134183 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000134180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000134180 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000134180 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134180 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134180 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000134180 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000134180 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134180 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000134180 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000134180 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	79.30%
C000134180 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000145675 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000145675 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000145675 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000145675 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000145675 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000145675 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000145675 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000145675 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000145675 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	79.30%
C000145675 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000134181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000134181 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000134181 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134181 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134181 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000134181 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000134181 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134181 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000134181 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000134181 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	79.30%
C000134181 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	20.70%